Note 14 Loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and receivables [Line Items]
Loans and advances to customers	€ 358,023	€ 318,939	€ 311,147
On demand [Member]
Loans and receivables [Line Items]
Loans and advances to customers	4,101	3,161	2,835
Credit card debt [Member]
Loans and receivables [Line Items]
Loans and advances to customers	18,898	14,030	13,093
Trade receivables [Member]
Loans and receivables [Line Items]
Loans and advances to customers	25,987	19,524	15,544
Lease receivables [member]
Loans and receivables [Line Items]
Loans and advances to customers	8,571	7,911	7,650
Reverse repurchase agreements [Member]
Loans and receivables [Line Items]
Loans and advances to customers	102	23	71
Other term loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	294,059	268,047	267,031
Advances that are not loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	€ 6,305	€ 6,243	€ 4,924